UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2012 to September 30, 2012

333-149075-07

(Commission File Number of issuing entity)

CarMax Auto Owner Trust 2011-1

(Exact name of issuing entity as specified in its charter)

333-149075

(Commission File Number of depositor)

CarMax Auto Funding LLC

(Exact name of depositor as specified in its charter)

CarMax Business Services, LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

36-7544469

(I.R.S. Employer Identification No.)

c/o CarMax Auto Funding LLC

12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238

(Address of principal executive offices of issuing entity) (Zip Code)

(804) 935-4512

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)

Class A-1 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset Backed Notes	[ ]	[ ]	[X]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2011-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 13, 2012.

Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing September 1, 2012 and ending September 30, 2012

Signatures

Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2011-1
(Issuing Entity)

	By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date: October 15, 2012	By:	/s/ Thomas W. Reedy

Thomas W. Reedy
Executive Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing September 1, 2012 and ending September 30, 2012

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